Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets Subject to Amoritzation

Intangible assets subject to amortization consist of the following:

	June 30,
	2012	2013
Licenses	$991	$1,080
Patents	1,700	1,789
Other	—	2

Intangible assets, gross	2,691	2,871
Less: Accumulated amortization	(1,019)	(1,241)

Intangible assets, net	$1,672	$1,630

Schedule of Estimated Amortization Expense	Estimated amortization expense for the next five years and thereafter is as follows:

Fiscal Year Ending June 30,	Amount
2014	$228
2015	222
2016	210
2017	207
2018	198
Thereafter	565

$1,630